FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 94.8% (a)
COMMERCIAL SERVICES SECTOR - 14.3%
	Advertising/Marketing Services - 4.7%
1,498,000	Interpublic Group of Cos. Inc.	$49,898,380
	Miscellaneous Commercial Services - 4.8%
1,098,000	Genpact Ltd.	50,859,360
	Personnel Services - 4.8%
164,000	ManpowerGroup Inc.	13,646,440
517,000	Robert Half International Inc.	38,170,110
		51,816,550
CONSUMER DURABLES SECTOR - 1.9%
	Homebuilding - 1.9%
219,000	LGI Homes Inc. *	20,279,400
CONSUMER NON-DURABLES SECTOR - 4.3%
	Apparel/Footwear - 4.3%
1,085,000	Skechers U.S.A. Inc. - Cl A *	45,515,750
DISTRIBUTION SERVICES SECTOR - 14.0%
	Electronics Distributors - 2.5%
255,000	Arrow Electronics Inc. *	26,665,350
	Medical Distributors - 5.3%
707,000	Henry Schein Inc. *	56,468,090
	Wholesale Distributors - 6.2%
246,000	Applied Industrial Technologies Inc.	31,003,380
664,000	Beacon Roofing Supply Inc. *	35,052,560
		66,055,940
ELECTRONIC TECHNOLOGY SECTOR - 7.8%
	Electronic Components - 3.7%
1,044,000	nVent Electric PLC	40,162,680
	Electronic Production Equipment - 4.1%
424,000	Plexus Corp. *	43,642,320
FINANCE SECTOR - 16.4%
	Finance/Rental/Leasing - 4.8%
445,000	FirstCash Holdings Inc.	38,674,950
188,000	Triton International Ltd.	12,930,640
		51,605,590
	Investment Banks/Brokers - 3.4%
413,000	Houlihan Lokey Inc. - Cl A	35,997,080
	Life/Health Insurance - 3.3%
251,000	Primerica Inc.	35,596,820
	Major Banks - 2.7%
586,000	Zions Bancorporation N.A.	28,807,760
	Multi-Line Insurance - 1.7%
13,000	White Mountains Insurance Group Ltd.	18,386,290
	Real Estate Development - 0.5%
357,311	Kennedy-Wilson Holdings Inc.	5,620,502
PROCESS INDUSTRIES SECTOR - 2.0%
	Containers/Packaging - 2.0%
194,000	AptarGroup Inc.	21,336,120
PRODUCER MANUFACTURING SECTOR - 20.9%
	Auto Parts: OEM - 3.9%
711,000	Donaldson Co. Inc.	41,856,570
	Building Products - 8.9%
541,000	The AZEK Co. Inc. *	10,993,120
132,000	Carlisle Cos. Inc.	31,105,800
410,000	Fortune Brands Innovations Inc.	23,415,100
335,000	Simpson Manufacturing Co. Inc.	29,701,100
		95,215,120
	Industrial Machinery - 3.7%
1,610,000	Gates Industrial Corp. PLC *	18,370,100
124,579	ITT Inc.	10,103,357
112,000	Woodward Inc.	10,820,320
		39,293,777
	Miscellaneous Manufacturing - 4.4%
176,000	LCI Industries	16,271,200
1,126,000	TriMas Corp.	31,235,240
		47,506,440
RETAIL TRADE SECTOR - 6.5%
	Discount Stores - 3.3%
197,000	Five Below Inc. *	34,843,390
	Specialty Stores - 3.2%
518,000	BJ’s Wholesale Club Holdings Inc. *	34,270,880
TECHNOLOGY SERVICES SECTOR - 6.7%
	Information Technology Services - 6.7%
446,000	Insight Enterprises Inc. *	44,720,420
521,000	KBR Inc.	27,508,800
		72,229,220
	Total common stocks (cost $773,030,675)	1,013,929,379

Principal Amount
SHORT-TERM INVESTMENTS - 5.0% (a)
	Bank Deposit Account - 5.0%
$52,936,104	U.S. Bank N.A., 3.90% ^	52,936,104
	Total short-term investments (cost $52,936,104)	52,936,104
	Total investments - 99.8% (cost $825,966,779)	1,066,865,483

	Other assets, less liabilities - 0.2% (a)	2,491,147
	TOTAL NET ASSETS - 100.0%	$1,069,356,630

*	Non-income producing security.
^	The rate shown is as of December 31, 2022.
(a)	Percentages for the various classifications relate to total net assets.
PLC	Public Limited Company

FMI Common Stock Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2022, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 - Common Stocks*	$1,013,929,379
Level 1 - Bank Deposit Account	52,936,104
Total Level 1	1,066,865,483
Level 2 -	-
Level 3 -	-
Total Assets	1,066,865,483
Total	$1,066,865,483

*See the Schedule of Investments for investments detailed by industry classifications.